Commitments and Contingencies - Maturity Schedule for Contractual Commitments (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Contractual Obligation, Fiscal Year Maturity [Abstract]
2018	$ 1,683
2019	0
2020	0
2021	0
Total purchase commitments	$ 1,683	$ 1,700